Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Class M Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance, amount at Feb. 22, 2010
Issuance of common shares to directors (founders), shares				10,000,000
Issuance of common shares to directors (founders), value				$ 10,000	$ (10,000)
Warrants issued for services rendered	14,761				14,761
Stock issued for services rendered, shares				431,165
Stock issued for services rendered, value	67,908			431	67,477
Stock based compensation	6,811				6,811
Series A Preferred stock issued, shares		3,492,061
Series A Preferred stock issued, value	550,000	3,492			546,508
Net income (loss) for the period	(239,128)					(239,128)
Ending Balance, amount at Dec. 31, 2010	400,352	3,492		10,431	625,557	(239,128)
Ending Balance, shares at Dec. 31, 2010		3,492,061		10,431,165
Stock based compensation	19,378				19,378
Series B Preferred stock issued, shares		2,191,838
Series B Preferred stock issued, value	999,999	2,192			997,807
Net income (loss) for the period	(671,533)					(671,533)
Ending Balance, amount at Dec. 31, 2011	748,196	5,684		10,431	1,642,742	(910,661)
Ending Balance, shares at Dec. 31, 2011		5,683,899		10,431,165
Warrants issued for services rendered					3,384,730	(3,384,730)
Stock based compensation	2,865,603				2,865,603
Series C Preferred stock issued, shares		528,070
Series C Preferred stock issued, value	602,000	528			601,472
Exercised warrants, Series A Preferred stock, shares		168,651
Exercised warrants, Series A Preferred stock, value	26,563	169			26,394
Exercise of options, shares				135,302
Exercise of options, value	47,934			271	47,663
Net equity acquired in JMG merger, shares				2,729,205
Net equity acquired in JMG merger, value	1,054,034			5,458	1,048,576
Conversion of stock to Class M Preferred, shares		(6,380,620)	169,974	(5,308,385)
Conversion of stock to Class M Preferred, value		(6,381)	1,700	(10,617)	15,298
Dividends	(20,894)				(20,894)
Beneficial conversion feature on convertible note	818,503				818,503
Extension of warrant expiration dates					3,384,730	(3,384,730)
Net income (loss) for the period	(5,697,893)					(5,697,893)
Ending Balance, amount at Dec. 31, 2012	444,046		1,700	5,543	10,430,087	(9,993,284)
Ending Balance, shares at Dec. 31, 2012			169,974	2,771,705
Stock based compensation	414,304				414,304
Exercise of options, shares				1,864
Exercise of options, value				2	(2)
Conversion of Class M Preferred to Common, shares			(169,974)	16,997,388
Conversion of Class M Preferred to Common, value			(1,700)	16,997	(15,297)
Par adjustment stock split				(2,771)	2,771
Issuance of warrant with debt	2,203,761				2,203,761
Issuance of shares to extinguish debt, shares				2,610,903
Issuance of shares to extinguish debt, value	11,604,760			2,611	11,602,149
Net income (loss) for the period	(10,530,551)					(10,530,551)
Ending Balance, amount at Jun. 30, 2013	$ 4,136,320			$ 22,382	$ 24,637,773	$ (20,523,835)
Ending Balance, shares at Jun. 30, 2013				22,381,860